Comparative Information	6 Months Ended
Dec. 31, 2024
Comparative Information [Abstract]
Comparative Information

Note 5. Comparative Information

The information disclosed for comparative purposes arises from the consolidated financial statements of Moolec as of June 30, 2024 and from unaudited financial statements for the period of July 1, 2023 through December 31, 2023 respectively.

The Company has reclassified some expenses in the notes in the comparative periods to improve the presentation and understanding of the financial information. Those reclassifications do not impact on the previously reported total comprehensive results, financial position or cash flows.